Investment in Associates and Joint Ventures	9 Months Ended
Jul. 31, 2019
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures

NOTE 7:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES

INVESTMENT IN TD AMERITRADE HOLDING CORPORATION

The Bank has significant influence over TD Ameritrade Holding Corporation (TD Ameritrade) and accounts for its investment in TD Ameritrade using the equity method. The Bank's equity share in TD Ameritrade's earnings, excluding dividends, is reported on a one-month lag basis. The Bank takes into account changes in the subsequent period that would significantly affect the results.

As at July 31, 2019, the Bank's reported investment in TD Ameritrade was 42.69% (October 31, 2018 – 41.61%) of the outstanding shares of TD Ameritrade with a fair value of $16 billion (US$12 billion) (October 31, 2018 – $16 billion (US$12 billion)) based on the closing price of US$51.10 (October 31, 2018 – US$51.72) on the New York Stock Exchange.

During the nine months ended July 31, 2019, TD Ameritrade repurchased 15.0 million shares (for the year ended October 31, 2018 – 5.5 million shares). Pursuant to the Stockholders Agreement in relation to the Bank's equity investment in TD Ameritrade, if stock repurchases by TD Ameritrade cause the Bank's ownership percentage to exceed 45%, the Bank is required to use reasonable efforts to sell or dispose of such excess stock, subject to the Bank's commercial judgment as to the optimal timing, amount, and method of sales with a view to maximizing proceeds from such sales. However, in the event that stock repurchases by TD Ameritrade cause the Bank's ownership percentage to exceed 45%, the Bank has no absolute obligation to reduce its ownership percentage to 45%. In addition, stock repurchases by TD Ameritrade cannot result in the Bank's ownership percentage exceeding 47%.

Pursuant to the Stockholders Agreement in relation to the Bank's equity investment in TD Ameritrade, the Bank has the right to designate five of twelve members of TD Ameritrade's Board of Directors. The Bank's designated directors currently include the Bank's Group President and Chief Executive Officer and four independent directors of TD or TD's U.S. subsidiaries.

TD Ameritrade has no significant contingent liabilities to which the Bank is exposed. During the nine months ended July 31, 2019 and July 31, 2018, TD Ameritrade did not experience any significant restrictions to transfer funds in the form of cash dividends, or repayment of loans or advances.

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	June 30 2019	September 30 2018
Assets
Receivables from brokers, dealers, and clearing organizations	$2,349	$1,809
Receivables from clients, net	27,514	29,773
Other assets, net	24,406	17,811
Total assets	$54,269	$49,393
Liabilities
Payable to brokers, dealers, and clearing organizations	$4,237	$3,923
Payable to clients	32,451	30,126
Other liabilities	6,372	4,809

Total liabilities	43,060	38,858

Stockholders' equity[2]	11,209	10,535
Total liabilities and stockholders' equity	$54,269	$49,393

[1]	Customers' securities are reported on a settlement date basis whereas the Bank reports customers' securities on a trade date basis.
[2]

The difference between the carrying value of the Bank's investment in TD Ameritrade and the Bank's share of TD Ameritrade's stockholders' equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the nine months ended
	June 30 2019	June 30 2018	June 30 2019	June 30 2018
Revenues
Net interest revenue	$512	$429	$1,490	$1,170

Fee-based and other revenue	1,482	1,356	4,435	4,003

Total revenues	1,994	1,785	5,925	5,173
Operating expenses
Employee compensation and benefits	435	454	1,306	1,565

Other	597	515	1,668	1,864

Total operating expenses	1,032	969	2,974	3,429

Other expense (income)	(31)	36	42	108
Pre-tax income	993	780	2,909	1,636

Provision for income taxes	251	196	706	332
Net income[1,2]	$742	$584	$2,203	$1,304
Earnings per share – basic (Canadian dollars)	$1.34	$1.03	$3.94	$2.29

Earnings per share – diluted (Canadian dollars)	1.34	1.02	3.93	2.28

[1]

The Bank's equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

[2]

The Bank's equity share in TD Ameritrade earnings for the three and nine months ended July 31, 2019 includes an adjustment of nil (three and nine months ended July 31, 2018 – a net favourable adjustment of nil and $41 million (US$32 million), respectively) primarily representing the Bank's share of TD Ameritrade's remeasurement of its deferred income tax balances as a result of the reduction in the U.S. federal corporate income tax rate.